UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1999

Check here if Amendment [   ]; Amendment Number:
This Amendement (Check only one.) : 	[  ] is a restatement.		[  ] adds new
holdings entries.

Institutional Investment Manager Filing this Report:

Name:	D. C. Capital Partners, L.P.
Address:	800 Third Avenue
	40th Floor
	New York, NY  10022

13F File Number:	28-6726

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Michael A. Chisek
Title:		Managing Director
Phone:		212-446-9330
Signature, Place, and Date of Signing:

	Michael A. Chisek		New York, New York	May 2, 1999

Report Type (Check only one.):

[ X]			13F HOLDINGS REPORT
[  ]			13F NOTICE
[  ]			13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934. /s/Michael A. Chisek

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	29

Form 13F Information Table Value total:	$134,878



List of Other Included Managers:

No.	13F File Number		Name


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FORM 13F INFORMATION TABLE
































































NAME OF ISSUER

TITLE OF CLASS

CUSIP

VALUE

SHARES/

SH/

PUT/

INVSTMT

OTHER

VOTING AUTHORITY









(x$1000)

PRN AMT

PRN

CALL

DISCRETN

MANAGERS

SOLE
SHARED
NONE













American Bank Note Holograph

COM

024377103

469

202700

SH



Sole



202700



Amgen Inc

COM

031162100

14975

200000

SH



Sole



200000



Biogen Inc

COM

090597105

17146

149992

SH



Sole



149992



Centocor Inc.

COM

152342101

1256

34000

SH



Sole



34000



Coastcast

COM

19057T108

2850

300000

SH



Sole



300000



Consolidated Stores Corp

COM

210149100

1940

64000

SH



Sole



64000



Dell Computer Corp

COM

247025109

20388

498788

SH



Sole



498788



Duke Energy Corp

COM

264399106

5481

100000

SH



Sole



100000



Esat Telecom Group PLC

SPONSORED ADR

268834102

1752

41850

SH



Sole



41850



Flowserve Corporation

COM

34354P105

2451

157500

SH



Sole



157500



Freeport-McMoran Copper &
Gold

Class A

35671D105

4100

40000

SH



Sole



40000



Gap Inc.

COM

364760108

1690

24110

SH



Sole



24110



Great Lakes Chemical

COM

390568103

797

21690

SH



Sole



21690



Inco Limited

COM

453258402

6656

500000

SH



Sole



500000



Inco Class VBN Shares

CL VBN SH

453258709

2856

408032

SH



Sole



408032



Itron Inc

COM

465741106

1461

155793

SH



Sole



155793



Just for Feet Inc

COM

48213P106

3988

319031

SH



Sole



319031



Micron Technology

COM

595112103

6159

127810

SH



Sole



127810



Mirage Resorts Inc.

COM

60462E104

6375

300000

SH



Sole



300000



NL Industries Inc.

COM

629156407

1575

175000

SH



Sole



175000



Nike

CLASS B

654106103

3461

60000

SH



Sole



60000



Olin Corp

NEW $1 PAR

680665205

1091

108450

SH



Sole



108450



Oxford Health Plans Inc

COM

691471106

4363

279250

SH



Sole



279250



Res-Care

COM

760943100

4552

201745

SH



Sole



201745



Schlumberger Ltd

COM

806857108

6582

109350

SH



Sole



109350



Sylvan Learning Sys Inc

COM

871399101

4424

161617

SH



Sole



161617



Tremont Corp

COM

894745207

1070

60706

SH



Sole



60706



Vans Inc.

COM

921930103

1092

156000

SH



Sole



156000



Whitehall Jewelers Inc.

COM

965063100

3877

252178

SH



Sole



252178


